Prospectus Supplement

May 11, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 11, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2010 of:

Large Cap Relative Value Portfolio

U.S. Small/Mid Cap Value Portfolio

On May 11, 2010, shareholders of each of the Large Cap Relative Value Portfolio and the U.S. Small/Mid Cap Value Portfolio (each a "Portfolio" of Morgan Stanley Institutional Fund, Inc.) approved an Agreement and Plan of Reorganization with respect to each Portfolio (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Portfolio"). Each such combination is referred to herein as a "Reorganization." Pursuant to each Plan, shareholders of the applicable Portfolio will become shareholders of a New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of a Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that each Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

  MSIFMSISPT1 5/10

Prospectus Supplement

May 11, 2010

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 11, 2010 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2010 of:

International Growth Equity Portfolio

On May 11, 2010, shareholders of the International Growth Equity Portfolio (a "Portfolio" of Morgan Stanley Institutional Fund, Inc.) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

  MSIFMNWSPT1 5/10